CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISK
3.	CONCENTRATION OF RISK

(a)	Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, bills receivables and other receivables. As of December 31, 2010 and 2011, RMB150,437,950 and RMB141,405,411 (US$22,467,057), respectively, were deposited with major financial institutions located in the PRC, and US$11,320,812 and US$6,034,320 (RMB37,979,407), respectively, were deposited with the major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely for the Company to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

With respect to accounts receivable, the Group conducts credit evaluations of its customers but does not require collateral or other forms of security from its customers. The Group makes an allowance for doubtful accounts primarily based on the age of receivables and factors surrounding the credit risk of specific customers.

For bills receivable, the Group will only accept selected bank acceptance bills issued by large or medium sized commercial banks in the PRC, and with maturity periods normally not more than 6 months. The default risk from these bank acceptance bills is considered low as PRC capital market is highly regulated and bankruptcy or default of PRC financial institutions should be rare. Historically, the Group has experienced no losses on bills receivable.

(b)	Concentration of customers

The Group sells its products to pharmaceutical distributors in the PRC and sales to distributors account for substantially all of the Group’s revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other pharmaceutical manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be difficult and time-consuming. Any disruption of the Group’s distribution network, including its failure to renew existing distribution agreements with desired distributors, could negatively affect its ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. For the years ended December 31, 2009 and 2010, one single customer contributed 27% and 26% of the Group’s total revenues, respectively. For the year ended December 31, 2011, two single customers contributed, on an individual basis, 20% and 11% of the Group’s total revenues, respectively.

The Group derives substantially all of its revenue from the sales of one product, namely Hemocoagulase Atrox for Injection, or “Baquting.” Sales of Baquting accounted for 94%, 94% and 95% of the Group’s revenues for the years ended December 31, 2009, 2010 and 2011, respectively. As the Group expects the sales of Baquting to continue to comprise a substantial portion of revenues in the future, any factors adversely affecting the sales of this product will have a material adverse effect on the Group’s business, financial condition and results of operations.

(c)	Concentration of suppliers

A significant portion of the Group’s raw materials are sourced from its five largest suppliers who collectively accounted for 40%, 54% and 43% of the total raw material purchases for the years ended December 31, 2009, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, two single suppliers contributed, on an individual basis, 15% and 10%, 24% and 12%, 14% and 11% of the Group’s total purchase, respectively.

Failure to develop or maintain the relationships with these suppliers may cause the Group to be unable to manufacture its products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.

(d)	Price Control

Certain medical products sold in the PRC are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such medicines are published by the national and provincial price administration authorities from time to time. Although the Group sells its products through distributors, the controls over retail prices could have a corresponding effect on the wholesale prices. The prices of medicines that are not subject to price controls are determined freely at the discretion of the respective pharmaceutical companies, subject, in certain cases, to notification to the provincial pricing authorities. Certain of the Group’s products, including its main product, Hemocoagulase Atrox for Injection, are subject to price controls and accordingly, the price of such products could not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price controls, especially potential downward price adjustments, may negatively affect the Group’s revenue and profitability.

In addition, in order to access certain local or provincial-level markets, the Group is required to enter into competitive bidding processes for certain products, including its main product, every year or every other year with a pre-defined price range. The competitive bidding in effect sets price ceilings for the Group’s products, thereby limiting its profitability.

(e)	Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts substantially all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.